UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05742 and 811-07885

Name of Fund: BlackRock Index Equity Portfolio of BlackRock Funds and Master S&P 500 Index Series of Quantitative Master Series LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Index Equity Portfolio of BlackRock Funds and Master S&P 500 Index Series of Quantitative Master Series LLC, 40 East 52nd Street, New York, NY 10022

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2010

Date of reporting period: 09/30/2010

Item 1 – Schedule of Investments

Schedule of Investments September 30, 2010 (Unaudited)	BlackRock Index Equity Portfolio (Percentages shown are based on Net Assets)

Mutual Fund	Value

Master S&P 500 Index Series of Quantitative Master Series LLC	$572,188,391

Total Investments (Cost - $129,110,649) – 100.1%	572,188,391
Liabilities in Excess of Other Assets – (0.1)%	(350,525)

Net Assets – 100.0%	$571,837,866

BlackRock Index Equity Portfolio (the “Portfolio”) seeks to achieve its investment objective by investing all of its assets in Master S&P 500 Index Series (the “Series”), which has the same investment objective and strategies as the Portfolio. As of September 30, 2010, the value of the investment and the percentage owned by the Portfolio of the Series was $572,188,391 and 25.8%, respectively.

•

The Portfolio records its investment in the Series at fair value. The Portfolio’s investment in the Series is valued pursuant to the pricing policy and procedures approved by the Board of Director of the Series.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its semi-annual report.

As of September 30, 2010, the Portfolio’s investment in the Series was classified as Level 2.

BLACKROCK INDEX FUNDS	SEPTEMBER 30, 2010	1

Schedule of Investments September 30, 2010 (Unaudited)	Master S&P 500 Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Aerospace & Defense — 2.7%
Boeing Co.	153,473	$10,212,093
General Dynamics Corp.	79,681	5,004,764
Goodrich Corp.	26,243	1,934,896
Honeywell International, Inc.	161,809	7,109,887
ITT Corp.	38,385	1,797,570
L-3 Communications Holdings, Inc.	24,031	1,736,720
Lockheed Martin Corp.	62,358	4,444,878
Northrop Grumman Corp.	61,770	3,745,115
Precision Castparts Corp.	29,799	3,794,903
Raytheon Co.	78,384	3,582,933
Rockwell Collins, Inc.	32,898	1,916,309
United Technologies Corp.	194,766	13,873,182

		59,153,250

Air Freight & Logistics — 1.1%
C.H. Robinson Worldwide, Inc. (a)	34,790	2,432,517
Expeditors International Washington, Inc.	44,512	2,057,790
FedEx Corp.	65,926	5,636,673
United Parcel Service, Inc., Class B	207,630	13,846,844

		23,973,824

Airlines — 0.1%
Southwest Airlines Co.	156,367	2,043,717

Auto Components — 0.2%
The Goodyear Tire & Rubber Co. (b)	50,673	544,735
Johnson Controls, Inc.	141,100	4,303,550

		4,848,285

Automobiles — 0.5%
Ford Motor Co. (a)(b)	720,880	8,823,571
Harley-Davidson, Inc. (a)	49,295	1,401,950

		10,225,521

Beverages — 2.6%
Brown-Forman Corp., Class B	21,755	1,340,978
The Coca-Cola Co.	484,131	28,331,346
Coca-Cola Enterprises, Inc.	69,636	2,158,716
Constellation Brands, Inc., Class A (b)	37,188	657,856
Dr. Pepper Snapple Group, Inc.	50,066	1,778,344
Molson Coors Brewing Co., Class B	33,162	1,565,910
PepsiCo, Inc.	333,483	22,156,611

		57,989,761

Biotechnology — 1.4%
Amgen, Inc. (b)	200,890	11,071,048
Biogen Idec, Inc. (b)	50,764	2,848,876
Celgene Corp. (b)	96,293	5,547,440
Cephalon, Inc. (b)	15,803	986,739
Genzyme Corp. (b)	53,418	3,781,460
Gilead Sciences, Inc. (b)	175,768	6,259,098

		30,494,661

Building Products — 0.0%
Masco Corp. (a)	75,143	827,324

Capital Markets — 2.3%
Ameriprise Financial, Inc.	52,656	2,492,208
The Bank of New York Mellon Corp.	254,472	6,649,353
The Charles Schwab Corp.	208,330	2,895,787
E*Trade Financial Corp. (b)	41,543	604,035

Common Stocks	Shares	Value

Capital Markets (concluded)
Federated Investors, Inc., Class B (a)	19,041	$433,373
Franklin Resources, Inc.	30,709	3,282,792
The Goldman Sachs Group, Inc.	108,066	15,624,182
Invesco Ltd.	98,150	2,083,725
Janus Capital Group, Inc.	38,242	418,750
Legg Mason, Inc.	32,476	984,348
Morgan Stanley	292,797	7,226,230
Northern Trust Corp.	50,661	2,443,887
State Street Corp.	105,139	3,959,535
T. Rowe Price Group, Inc.	53,705	2,688,741

		51,786,946

Chemicals — 2.0%
Air Products & Chemicals, Inc.	44,513	3,686,567
Airgas, Inc.	15,653	1,063,621
CF Industries Holdings, Inc.	14,888	1,421,804
The Dow Chemical Co.	243,069	6,674,675
E.I. du Pont de Nemours & Co.	190,003	8,477,934
Eastman Chemical Co.	15,125	1,119,250
Ecolab, Inc.	48,908	2,481,592
FMC Corp.	15,207	1,040,311
International Flavors & Fragrances, Inc.	16,745	812,467
Monsanto Co.	113,234	5,427,306
PPG Industries, Inc.	34,602	2,519,025
Praxair, Inc.	64,165	5,791,533
The Sherwin-Williams Co.	18,924	1,421,949
Sigma-Aldrich Corp.	25,431	1,535,524

		43,473,558

Commercial Banks — 2.7%
BB&T Corp.	145,214	3,496,753
Comerica, Inc.	36,896	1,370,686
Fifth Third Bancorp	166,838	2,007,061
First Horizon National Corp. (b)	48,621	554,764
Huntington Bancshares, Inc.	150,727	854,622
KeyCorp	184,689	1,470,125
M&T Bank Corp.	17,942	1,467,835
Marshall & Ilsley Corp.	110,778	779,877
The PNC Financial Services Group, Inc. (c)	110,139	5,717,316
Regions Financial Corp.	263,555	1,916,045
SunTrust Banks, Inc.	104,737	2,705,357
U.S. Bancorp	401,850	8,687,997
Wells Fargo & Co.	1,096,915	27,565,474
Zions Bancorporation	36,309	775,560

		59,369,472

Commercial Services & Supplies — 0.5%
Avery Dennison Corp.	23,001	853,797
Cintas Corp.	27,870	767,818
Iron Mountain, Inc. (a)	42,188	942,480
Pitney Bowes, Inc. (a)	43,203	923,680
R.R. Donnelley & Sons Co.	43,310	734,538
Republic Services, Inc., Class A	64,244	1,958,799
Stericycle, Inc. (b)	17,891	1,243,067
Waste Management, Inc. (a)	100,097	3,577,467

		11,001,646

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2010	1

Schedule of Investments (continued)	Master S&P 500 Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Communications Equipment — 2.3%
Cisco Systems, Inc. (b)	1,197,031	$26,214,979
Harris Corp.	27,032	1,197,248
JDS Uniphase Corp. (b)	46,293	573,570
Juniper Networks, Inc. (b)	108,929	3,305,995
Motorola, Inc. (b)	489,583	4,176,143
QUALCOMM, Inc.	336,407	15,178,684
Tellabs, Inc.	79,700	593,765

		51,240,384

Computers & Peripherals — 4.3%
Apple, Inc. (b)	191,486	54,334,152
Dell, Inc. (b)	354,748	4,597,534
EMC Corp. (b)	430,468	8,742,805
Hewlett-Packard Co.	475,354	19,998,143
Lexmark International, Inc., Class A (b)	16,543	738,149
NetApp, Inc. (b)	74,849	3,726,732
QLogic Corp. (b)	23,053	406,655
SanDisk Corp. (b)	48,844	1,790,132
Western Digital Corp. (b)	48,007	1,362,919

		95,697,221

Construction & Engineering — 0.2%
Fluor Corp.	37,412	1,853,016
Jacobs Engineering Group, Inc. (b)	26,346	1,019,590
Quanta Services, Inc. (b)	44,234	843,985

		3,716,591

Construction Materials — 0.0%
Vulcan Materials Co. (a)	26,802	989,530

Consumer Finance — 0.7%
American Express Co.	219,369	9,220,079
Capital One Financial Corp.	95,712	3,785,409
Discover Financial Services, Inc.	114,195	1,904,773
SLM Corp. (b)	101,969	1,177,742

		16,088,003

Containers & Packaging — 0.2%
Ball Corp.	19,200	1,129,920
Bemis Co.	22,905	727,234
Owens-Illinois, Inc. (b)	34,252	961,111
Pactiv Corp. (b)	28,567	942,140
Sealed Air Corp.	33,518	753,484

		4,513,889

Distributors — 0.1%
Genuine Parts Co.	33,053	1,473,833

Diversified Consumer Services — 0.1%
Apollo Group, Inc., Class A (b)	26,537	1,362,675
DeVry, Inc.	13,175	648,342
H&R Block, Inc.	64,648	837,191

		2,848,208

Diversified Financial Services — 4.0%
Bank of America Corp.	2,103,174	27,572,611
CME Group, Inc.	14,083	3,667,917
Citigroup, Inc. (b)	4,981,423	19,427,550
IntercontinentalExchange, Inc. (b)	15,512	1,624,417
JPMorgan Chase & Co.	831,083	31,639,330
Leucadia National Corp.	41,182	972,719

Common Stocks	Shares	Value

Diversified Financial Services (concluded)
Moody’s Corp. (a)	42,640	$1,065,147
The NASDAQ Stock Market, Inc. (b)	30,024	583,366
NYSE Euronext	54,582	1,559,408

		88,112,465

Diversified Telecommunication Services — 2.8%
AT&T Inc.	1,238,502	35,421,157
CenturyTel, Inc. (a)	63,045	2,487,756
Frontier Communications Corp. (a)	208,538	1,703,755
Qwest Communications International, Inc.	366,355	2,297,046
Verizon Communications, Inc.	592,370	19,305,338
Windstream Corp.	101,454	1,246,870

		62,461,922

Electric Utilities — 1.9%
Allegheny Energy, Inc.	35,545	871,563
American Electric Power Co., Inc. (a)	100,387	3,637,021
Duke Energy Corp.	276,741	4,901,083
Edison International	68,233	2,346,533
Entergy Corp.	39,079	2,990,716
Exelon Corp.	138,864	5,912,829
FirstEnergy Corp. (a)	63,693	2,454,728
NextEra Energy, Inc.	87,096	4,737,151
Northeast Utilities, Inc.	36,963	1,092,996
PPL Corp.	101,003	2,750,312
Pepco Holdings, Inc.	47,238	878,627
Pinnacle West Capital Corp.	22,682	936,086
Progress Energy, Inc.	61,706	2,740,981
The Southern Co.	174,112	6,483,931

		42,734,557

Electrical Equipment — 0.5%
Emerson Electric Co.	157,648	8,301,744
Rockwell Automation, Inc.	29,702	1,833,504
Roper Industries, Inc.	19,765	1,288,283

		11,423,531

Electronic Equipment, Instruments & Components — 0.5%
Agilent Technologies, Inc. (b)	72,579	2,421,961
Amphenol Corp., Class A	36,459	1,785,762
Corning, Inc.	327,372	5,984,360
Flir Systems, Inc. (b)	33,129	851,415
Jabil Circuit, Inc.	40,960	590,234
Molex, Inc. (a)	28,986	606,677

		12,240,409

Energy Equipment & Services — 1.8%
Baker Hughes, Inc.	90,323	3,847,760
Cameron International Corp. (b)	50,786	2,181,767
Diamond Offshore Drilling, Inc. (a)	14,571	987,477
FMC Technologies, Inc. (b)	25,164	1,718,450
Halliburton Co.	190,934	6,314,187
Helmerich & Payne, Inc.	22,189	897,767
Nabors Industries Ltd. (b)	59,802	1,080,024
National Oilwell Varco, Inc.	87,841	3,906,289
Rowan Cos., Inc. (b)	24,032	729,611
Schlumberger Ltd.	286,345	17,641,715

		39,305,047

2	QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2010

Schedule of Investments (continued)	Master S&P 500 Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Food & Staples Retailing — 2.4%
CVS Caremark Corp.	284,897	$8,965,709
Costco Wholesale Corp.	92,084	5,938,497
The Kroger Co.	134,658	2,916,692
SUPERVALU, Inc.	44,171	509,292
SYSCO Corp.	123,307	3,516,716
Safeway, Inc.	79,999	1,692,779
Wal-Mart Stores, Inc.	419,273	22,439,491
Walgreen Co.	203,928	6,831,588
Whole Foods Market, Inc. (b)	30,603	1,135,677

		53,946,441

Food Products — 1.8%
Archer-Daniels-Midland Co.	134,031	4,278,270
Campbell Soup Co.	40,576	1,450,592
ConAgra Foods, Inc.	92,269	2,024,382
Dean Foods Co. (b)	38,158	389,593
General Mills, Inc.	134,623	4,919,124
H.J. Heinz Co.	66,728	3,160,905
The Hershey Co.	32,345	1,539,299
Hormel Foods Corp.	14,578	650,179
The J.M. Smucker Co.	25,050	1,516,277
Kellogg Co.	54,574	2,756,533
Kraft Foods, Inc.	365,591	11,282,138
McCormick & Co., Inc.	27,981	1,176,321
Mead Johnson Nutrition Co.	42,841	2,438,081
Sara Lee Corp.	139,254	1,870,181
Tyson Foods, Inc., Class A	62,537	1,001,843

		40,453,718

Gas Utilities — 0.1%
EQT Corp.	31,215	1,125,613
Nicor, Inc.	9,532	436,756
Oneok, Inc.	22,224	1,000,969

		2,563,338

Health Care Equipment & Supplies — 1.7%
Baxter International, Inc.	122,560	5,847,338
Becton Dickinson & Co.	48,793	3,615,561
Boston Scientific Corp. (b)	318,713	1,953,711
C.R. Bard, Inc.	19,761	1,609,138
CareFusion Corp. (b)	40,976	1,017,844
Dentsply International, Inc.	30,202	965,558
Hospira, Inc. (b)	35,136	2,003,103
Intuitive Surgical, Inc. (b)	8,251	2,341,139
Medtronic, Inc.	226,447	7,604,090
St. Jude Medical, Inc. (b)	68,852	2,708,638
Stryker Corp.	71,681	3,587,634
Varian Medical Systems, Inc. (b)	25,556	1,546,138
Zimmer Holdings, Inc. (b)	42,250	2,210,942

		37,010,834

Health Care Providers & Services — 2.0%
Aetna, Inc.	87,486	2,765,433
AmerisourceBergen Corp.	58,552	1,795,204
Cardinal Health, Inc.	73,812	2,438,749
Cigna Corp.	57,024	2,040,319
Coventry Health Care, Inc. (b)	31,121	670,035
DaVita, Inc. (b)	21,579	1,489,598
Express Scripts, Inc. (b)	113,709	5,537,628
Humana, Inc. (b)	35,470	1,782,013

Common Stocks	Shares	Value

Health Care Providers & Services (concluded)
Laboratory Corp. of America Holdings (b)	21,552	$1,690,323
McKesson Corp.	54,905	3,392,031
Medco Health Solutions, Inc. (b)	90,916	4,733,087
Patterson Cos., Inc.	20,277	580,936
Quest Diagnostics, Inc.	30,826	1,555,788
Tenet Healthcare Corp. (b)	103,005	486,184
UnitedHealth Group, Inc.	235,662	8,274,093
WellPoint, Inc. (b)	83,775	4,745,016

		43,976,437

Health Care Technology — 0.1%
Cerner Corp. (b)	14,882	1,249,939

Hotels, Restaurants & Leisure — 1.7%
Carnival Corp.	91,042	3,478,715
Darden Restaurants, Inc.	28,936	1,237,882
International Game Technology	62,428	902,084
Marriott International, Inc., Class A (a)	60,060	2,151,950
McDonald’s Corp.	223,047	16,619,232
Starbucks Corp.	155,359	3,974,083
Starwood Hotels & Resorts Worldwide, Inc.	39,797	2,091,332
Wyndham Worldwide Corp.	37,495	1,029,988
Wynn Resorts Ltd.	15,805	1,371,400
Yum! Brands, Inc.	97,979	4,512,913

		37,369,579

Household Durables — 0.4%
D.R. Horton, Inc.	58,692	652,655
Fortune Brands, Inc.	31,900	1,570,437
Harman International Industries, Inc. (b)	14,504	484,579
Leggett & Platt, Inc.	30,778	700,507
Lennar Corp., Class A	33,860	520,767
Newell Rubbermaid, Inc.	58,394	1,039,997
Pulte Group, Inc. (b)	70,726	619,560
Stanley Black & Decker, Inc.	34,887	2,137,875
Whirlpool Corp.	15,905	1,287,669

		9,014,046

Household Products — 2.3%
Clorox Co.	29,102	1,942,849
Colgate-Palmolive Co.	101,863	7,829,190
Kimberly-Clark Corp.	85,819	5,582,526
The Procter & Gamble Co.	594,978	35,680,831

		51,035,396

IT Services — 3.1%
Automatic Data Processing, Inc. (a)	103,161	4,335,857
Cognizant Technology Solutions Corp. (b)	63,055	4,065,156
Computer Sciences Corp.	32,349	1,488,054
Fidelity National Information Services, Inc.	55,295	1,500,153
Fiserv, Inc. (b)	31,437	1,691,939
International Business Machines Corp.	264,367	35,462,189
MasterCard, Inc., Class A	20,284	4,543,616
Paychex, Inc.	67,350	1,851,452

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2010	3

Schedule of Investments (continued)	Master S&P 500 Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

IT Services (concluded)
SAIC, Inc. (b)	61,696	$985,902
Teradata Corp. (b)	35,086	1,352,916
Total System Services, Inc.	35,216	536,692
Visa, Inc., Class A	104,141	7,733,511
The Western Union Co. (a)	138,303	2,443,814

		67,991,251

Independent Power Producers & Energy Traders — 0.2%
The AES Corp. (b)	139,810	1,586,843
Constellation Energy Group, Inc.	42,287	1,363,333
NRG Energy, Inc. (b)	52,997	1,103,398

		4,053,574

Industrial Conglomerates — 2.5%
3M Co.	149,509	12,963,925
General Electric Co.	2,241,347	36,421,889
Textron, Inc.	57,416	1,180,473
Tyco International Ltd.	104,274	3,829,984

		54,396,271

Insurance — 4.0%
ACE Ltd.	71,097	4,141,400
Aflac, Inc.	98,629	5,100,106
The Allstate Corp.	112,735	3,556,789
American International Group, Inc. (a)(b)	28,251	1,104,614
Aon Corp.	56,753	2,219,610
Assurant, Inc.	22,334	908,994
Berkshire Hathaway, Inc. (b)	362,581	29,978,197
Chubb Corp.	65,927	3,757,180
Cincinnati Financial Corp.	34,153	985,314
Genworth Financial, Inc., Class A (b)	102,735	1,255,422
Hartford Financial Services Group, Inc.	93,087	2,136,347
Lincoln National Corp.	66,341	1,586,877
Loews Corp.	67,006	2,539,527
Marsh & McLennan Cos., Inc.	113,670	2,741,720
MetLife, Inc. (a)	189,981	7,304,769
Principal Financial Group, Inc.	67,130	1,740,010
The Progressive Corp.	140,051	2,922,864
Prudential Financial, Inc.	97,978	5,308,448
Torchmark Corp.	16,906	898,385
The Travelers Cos., Inc.	98,498	5,131,746
UnumProvident Corp.	68,597	1,519,424
XL Group Plc	71,646	1,551,852

		88,389,595

Internet & Catalog Retail — 0.7%
Amazon.com, Inc. (b)	74,152	11,646,313
Expedia, Inc.	43,486	1,226,740
Priceline.com, Inc. (b)	10,141	3,532,516

		16,405,569

Internet Software & Services — 1.8%
Akamai Technologies, Inc. (b)	38,068	1,910,252
eBay, Inc. (b)	242,049	5,905,996
Google, Inc., Class A (b)	52,106	27,396,814
Monster Worldwide, Inc. (b)	27,134	351,657
VeriSign, Inc. (b)	36,521	1,159,176

Common Stocks	Shares	Value

Internet Software & Services (concluded)
Yahoo! Inc. (b)	282,812	$4,007,446

		40,731,341

Leisure Equipment & Products — 0.1%
Eastman Kodak Co. (a)(b)	57,774	242,651
Hasbro, Inc.	29,297	1,304,009
Mattel, Inc.	75,439	1,769,799

		3,316,459

Life Sciences Tools & Services — 0.4%
Life Technologies Corp. (b)	38,420	1,793,830
PerkinElmer, Inc.	25,126	581,416
Thermo Fisher Scientific, Inc. (b)	85,479	4,092,734
Waters Corp. (b)	19,345	1,369,239

		7,837,219

Machinery — 2.0%
Caterpillar, Inc. (a)	132,186	10,400,395
Cummins, Inc.	41,711	3,778,182
Danaher Corp.	112,188	4,555,955
Deere & Co.	88,835	6,198,906
Dover Corp.	39,124	2,042,664
Eaton Corp.	35,168	2,901,008
Flowserve Corp.	11,711	1,281,418
Illinois Tool Works, Inc.	105,521	4,961,597
PACCAR, Inc.	76,390	3,678,179
Pall Corp.	24,438	1,017,598
Parker Hannifin Corp.	33,761	2,365,296
Snap-On, Inc.	12,114	563,422

		43,744,620

Media — 3.0%
CBS Corp., Class B	142,722	2,263,571
Comcast Corp., Class A	588,442	10,639,031
DIRECTV, Class A (b)	181,722	7,565,087
Discovery Communications, Inc., Class A (a)(b)	59,690	2,599,500
Gannett Co., Inc.	50,115	612,907
Interpublic Group of Cos., Inc. (b)	102,638	1,029,459
The McGraw-Hill Cos., Inc.	64,772	2,141,362
Meredith Corp.	7,512	250,225
The New York Times Co., Class A (b)	24,699	191,170
News Corp., Class A	478,115	6,244,182
Omnicom Group, Inc.	63,119	2,491,938
Scripps Networks Interactive	18,828	895,836
Time Warner Cable, Inc.	74,450	4,019,556
Time Warner, Inc.	235,742	7,225,492
Viacom, Inc., Class B	127,470	4,613,139
Walt Disney Co. (a)	400,928	13,274,726
The Washington Post Co., Class B	1,234	492,872

		66,550,053

Metals & Mining — 1.1%
AK Steel Holding Corp.	23,183	320,157
Alcoa, Inc.	214,335	2,595,597
Allegheny Technologies, Inc. (a)	20,644	958,914
Cliffs Natural Resources, Inc.	28,380	1,814,050
Freeport-McMoRan Copper & Gold, Inc., Class B	98,583	8,418,002

4	QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2010

Schedule of Investments (continued)	Master S&P 500 Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Metals & Mining (concluded)
Newmont Mining Corp.	103,233	$6,484,065
Nucor Corp.	66,096	2,524,867
Titanium Metals Corp. (b)	19,062	380,477
United States Steel Corp. (a)	30,046	1,317,217

		24,813,346

Multi-Utilities — 1.4%
Ameren Corp.	50,047	1,421,335
CMS Energy Corp.	48,244	869,357
CenterPoint Energy, Inc.	88,650	1,393,578
Consolidated Edison, Inc.	59,208	2,855,010
DTE Energy Co.	35,342	1,623,258
Dominion Resources, Inc.	123,620	5,397,249
Integrys Energy Group, Inc.	16,126	839,520
NiSource, Inc.	58,633	1,020,214
PG&E Corp.	81,854	3,717,809
Public Service Enterprise Group, Inc.	105,977	3,505,719
SCANA Corp.	23,562	950,020
Sempra Energy	51,850	2,789,530
TECO Energy, Inc.	45,138	781,790
Wisconsin Energy Corp.	24,454	1,413,441
Xcel Energy, Inc.	96,530	2,217,294

		30,795,124

Multiline Retail — 0.8%
Big Lots, Inc. (b)	15,758	523,953
Family Dollar Stores, Inc.	27,815	1,228,310
JCPenney Co., Inc.	49,530	1,346,225
Kohl’s Corp. (b)	64,535	3,399,704
Macy’s, Inc.	88,574	2,045,174
Nordstrom, Inc.	35,398	1,316,806
Sears Holdings Corp. (a)(b)	9,256	667,728
Target Corp.	151,183	8,079,220

		18,607,120

Office Electronics — 0.1%
Xerox Corp.	290,069	3,002,214

Oil, Gas & Consumable Fuels — 8.9%
Anadarko Petroleum Corp.	103,709	5,916,598
Apache Corp.	76,340	7,462,998
Cabot Oil & Gas Corp., Class A	21,851	657,934
Chesapeake Energy Corp.	137,212	3,107,852
Chevron Corp.	421,416	34,155,767
ConocoPhillips	310,889	17,854,355
Consol Energy, Inc.	47,282	1,747,543
Denbury Resources, Inc. (b)	83,765	1,331,026
Devon Energy Corp.	91,155	5,901,375
EOG Resources, Inc.	53,111	4,937,730
El Paso Corp.	147,925	1,831,311
Exxon Mobil Corp. (d)	1,067,237	65,944,574
Hess Corp.	61,234	3,620,154
Marathon Oil Corp.	148,749	4,923,592
Massey Energy Co.	21,397	663,735
Murphy Oil Corp.	40,233	2,491,227
Noble Energy, Inc.	36,645	2,751,673
Occidental Petroleum Corp.	170,262	13,331,515
Peabody Energy Corp.	56,412	2,764,752
Pioneer Natural Resources Co.	24,313	1,581,074
QEP Resources, Inc.	36,735	1,107,193
Range Resources Corp.	33,552	1,279,338

Common Stocks	Shares	Value

Oil, Gas & Consumable Fuels (concluded)
Southwestern Energy Co. (b)	72,554	$2,426,206
Spectra Energy Corp.	135,756	3,061,298
Sunoco, Inc.	25,256	921,844
Tesoro Corp.	29,967	400,359
Valero Energy Corp.	118,826	2,080,643
Williams Cos., Inc.	122,654	2,343,918

		196,597,584

Paper & Forest Products — 0.2%
International Paper Co.	91,519	1,990,538
MeadWestvaco Corp.	35,781	872,341
Weyerhaeuser Co. (a)	112,299	1,769,831

		4,632,710

Personal Products — 0.2%
Avon Products, Inc.	89,901	2,886,721
The Estée Lauder Cos., Inc., Class A	23,953	1,514,548

		4,401,269

Pharmaceuticals — 5.9%
Abbott Laboratories	323,862	16,918,551
Allergan, Inc.	64,494	4,290,786
Bristol-Myers Squibb Co.	359,438	9,744,364
Eli Lilly & Co.	212,657	7,768,360
Forest Laboratories, Inc. (b)	59,834	1,850,666
Johnson & Johnson (a)	577,459	35,779,360
King Pharmaceuticals, Inc. (b)	52,022	518,139
Merck & Co, Inc.	645,056	23,744,511
Mylan, Inc. (a)	64,883	1,220,449
Pfizer, Inc.	1,685,055	28,932,394
Watson Pharmaceuticals, Inc. (b)	22,471	950,748

		131,718,328

Professional Services — 0.1%
Dun & Bradstreet Corp.	10,443	774,244
Equifax, Inc.	26,202	817,502
Robert Half International, Inc.	31,122	809,172

		2,400,918

Real Estate Investment Trusts (REITs) — 1.4%
Apartment Investment & Management Co., Class A	24,413	521,950
AvalonBay Communities, Inc.	17,863	1,856,502
Boston Properties, Inc.	29,223	2,429,016
Equity Residential	59,444	2,827,751
HCP, Inc.	65,089	2,341,902
Health Care REIT, Inc.	27,015	1,278,890
Host Marriott Corp.	138,320	2,002,874
Kimco Realty Corp.	85,312	1,343,664
Plum Creek Timber Co., Inc. (a)	34,035	1,201,435
ProLogis	100,176	1,180,073
Public Storage	29,282	2,841,525
Simon Property Group, Inc. (a)	61,382	5,692,567
Ventas, Inc.	33,003	1,701,965
Vornado Realty Trust	34,036	2,911,099

		30,131,213

Real Estate Management & Development — 0.1%
CB Richard Ellis Group, Inc. (b)	60,658	1,108,828

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2010	5

Schedule of Investments (continued)	Master S&P 500 Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Road & Rail — 0.8%
CSX Corp.	79,602	$4,403,583
Norfolk Southern Corp.	77,205	4,594,470
Ryder System, Inc.	10,976	469,443
Union Pacific Corp.	104,308	8,532,394

		17,999,890

Semiconductors & Semiconductor Equipment — 2.4%
Advanced Micro Devices, Inc. (a)(b)	119,254	847,896
Altera Corp.	64,429	1,943,179
Analog Devices, Inc.	62,472	1,960,371
Applied Materials, Inc.	280,111	3,271,697
Broadcom Corp., Class A	93,914	3,323,616
First Solar, Inc. (b)	11,287	1,663,139
Intel Corp.	1,167,023	22,441,852
KLA-Tencor Corp.	35,074	1,235,657
LSI Corp. (b)	136,591	622,855
Linear Technology Corp.	46,940	1,442,466
MEMC Electronic Materials, Inc. (a)(b)	47,463	565,759
Microchip Technology, Inc. (a)	38,939	1,224,632
Micron Technology, Inc. (b)	179,463	1,293,928
National Semiconductor Corp.	50,400	643,608
Novellus Systems, Inc. (b)	19,000	505,020
Nvidia Corp. (b)	120,226	1,404,240
Teradyne, Inc. (b)	38,501	428,901
Texas Instruments, Inc.	250,510	6,798,841
Xilinx, Inc.	54,255	1,443,726

		53,061,383

Software — 3.8%
Adobe Systems, Inc. (b)	110,019	2,876,997
Autodesk, Inc. (b)	47,620	1,522,411
BMC Software, Inc. (b)	37,454	1,516,138
CA, Inc.	81,182	1,714,564
Citrix Systems, Inc. (b)	39,169	2,672,893
Compuware Corp. (b)	47,528	405,414
Electronic Arts, Inc. (b)	69,443	1,140,949
Intuit, Inc. (b)	59,226	2,594,691
McAfee, Inc. (b)	31,830	1,504,286
Microsoft Corp.	1,596,160	39,089,958
Novell, Inc. (b)	73,955	441,511
Oracle Corp.	811,254	21,782,170
Red Hat, Inc. (b)	39,577	1,622,657
Salesforce.com, Inc. (b)	24,490	2,737,982
Symantec Corp. (b)	165,442	2,509,755

		84,132,376

Specialty Retail — 2.0%
Abercrombie & Fitch Co., Class A	18,495	727,223
AutoNation, Inc. (a)(b)	13,147	305,668
AutoZone, Inc. (b)	6,015	1,376,894
Bed Bath & Beyond, Inc. (b)	55,252	2,398,489
Best Buy Co., Inc. (a)	72,506	2,960,420
CarMax, Inc. (b)	46,905	1,306,773
GameStop Corp., Class A (b)	31,494	620,747
The Gap, Inc.	92,173	1,718,105
Home Depot, Inc.	349,012	11,056,700
Limited Brands, Inc.	55,518	1,486,772
Lowe’s Cos., Inc.	294,112	6,555,756
O’Reilly Automotive, Inc. (b)	29,097	1,547,960
Office Depot, Inc. (b)	59,248	272,541
RadioShack Corp.	26,293	560,830

Common Stocks	Shares	Value

Specialty Retail (concluded)
Ross Stores, Inc.	25,245	$1,378,882
Staples, Inc.	152,998	3,200,718
TJX Cos., Inc.	84,002	3,749,009
Tiffany & Co. (a)	26,443	1,242,557
Urban Outfitters, Inc. (b)	26,979	848,220

		43,314,264

Textiles, Apparel & Luxury Goods — 0.5%
Coach, Inc.	62,341	2,678,169
Nike, Inc., Class B	81,005	6,491,741
Polo Ralph Lauren Corp.	13,652	1,226,769
VF Corp.	18,114	1,467,596

		11,864,275

Thrifts & Mortgage Finance — 0.1%
Hudson City Bancorp, Inc.	110,691	1,357,072
People’s United Financial, Inc.	78,215	1,023,834

		2,380,906

Tobacco — 1.7%
Altria Group, Inc.	436,973	10,496,091
Lorillard, Inc.	31,763	2,550,887
Philip Morris International, Inc.	384,193	21,522,492
Reynolds American, Inc.	35,436	2,104,544

		36,674,014

Trading Companies & Distributors — 0.1%
Fastenal Co. (a)	30,897	1,643,411
W.W. Grainger, Inc.	12,481	1,486,612

		3,130,023

Wireless Telecommunication Services — 0.3%
American Tower Corp., Class A (b)	84,098	4,310,863
MetroPCS Communications, Inc. (b)	54,743	572,612
Sprint Nextel Corp. (b)	626,165	2,899,144

		7,782,619

Total Long-Term Investments (Cost – $1,948,486,648) – 97.7%		2,166,617,639

Short-Term Securities

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.23% (c)(e)	8,113,211	8,113,211

	Beneficial Interest (000)

BlackRock Liquidity Series, LLC Money Market Series, 0.36% (c)(e)(f)	$118,810	118,810,150

Total Short-Term Securities (Cost – $126,923,361) – 5.7%		126,923,361

6	QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2010

Schedule of Investments (continued)	Master S&P 500 Index Series (Percentages shown are based on Net Assets)

Value

Total Investments (Cost – $2,075,410,009*) – 103.4%	$2,293,541,000
Liabilities in Excess of Other Assets – (3.4)%	(76,165,765)

Net Assets – 100.0%	$2,217,375,235

*	The cost and unrealized appreciation (depreciation) of investments as of September 30, 2010, as computed for federal income tax purposes were as follows:

Aggregate cost	$1,654,341,755

Gross unrealized appreciation	$811,969,775
Gross unrealized depreciation	(172,770,530)

Net unrealized appreciation	$639,199,245

(a)	Security, or a portion of security, is on loan.

(b)	Non-income producing security.

(c)	Investments in companies considered to be an affiliate of the Series during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2009	Shares Purchased		Shares/ Beneficial Interest Sold		Shares/ Benefial Interest Held at September 30, 2010	Value at September 30, 2010	Realized Loss	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	4,444,194	3,669,017	[1]	—		8,113,211	$8,113,211	—	$12,747
BlackRock Liquidity Series, LLC Money Market Series	$270,313,884	—		$151,503,734	[2]	$118,810,150	$118,810,150	—	$144,699
The PNC Financial Services Group, Inc.	105,339	13,906		9,106		110,139	$5,717,316	$(165,021)	$33,559

[1]	Represents net shares purchased.

[2]	Represents net beneficial interest sold.

(d)	All or a portion of security held as collateral in connection with open financial futures contracts.

(e)	Represents the current yield as of report date.

(f)	Security was purchased with the cash collateral from loaned securities.

•	Financial futures contracts purchased as of September 30, 2010 were as follows:

Contracts	Issue	Exchange	Expiration Date	Notional Value	Unrealized Appreciation

459	S&P 500 Index	Chicago Mercantile	December 2010	$25,824,101	$263,164

•

For Series compliance purposes, the Series’ industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2010	7

Schedule of Investments (concluded)	Master S&P 500 Index Series

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivatives, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Series’own assumptions used in determining the fair value of investments and derivatives)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Series’ policy regarding valuation of investments and derivatives and other significant accounting policies, please refer to the Series’ most recent financial statements as contained in its semi-annual report.

The following tables summarize the inputs used as of September 30, 2010 in determining the fair valuation of the Series’ investments and derivatives:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Long-Term Investments[1]	$2,166,617,639	—	—	$2,166,617,639
Short-Term Securities	8,113,211	$118,810,150	—	126,923,361

Total	$2,174,730,850	$118,810,150	—	$2,293,541,000

[1]	See above Schedule of Investments for values in each industry.

	Derivative Financial Instruments[2]

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Equity contracts	$263,164	—	—	$263,164

[2]	Derivative financial instruments are financial futures contracts. Financial futures contracts are shown at the unrealized appreciation/depreciation on the instrument.

8	QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2010

Item 2 –	Controls and Procedures

2(a) –

The registrants' principal executive and principal financial officers or persons performing similar functions have concluded that the registrants' disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrants' internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrants' last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants' internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Index Equity Portfolio of BlackRock Funds and Master S&P 500 Index Series of Quantitative Master Series LLC

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer of
BlackRock Index Equity Portfolio of BlackRock Funds and Master S&P 500 Index Series of Quantitative Master Series LLC

Date: November 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Index Equity Portfolio of BlackRock Funds and Master S&P 500 Index Series of Quantitative Master Series LLC

Date: November 22, 2010

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Index Equity Portfolio of BlackRock Funds and Master S&P 500 Index Series of Quantitative Master Series LLC

Date: November 22, 2010